Schedule of Investments (unaudited)
March 31, 2026
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 ClearBridge Variable Appreciation Portfolio

(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 97.4%
Communication Services — 15.0%
Entertainment — 4.3%
Netflix Inc.	365,711	$35,163,113 *
ROBLOX Corp., Class A Shares	52,352	2,961,029 *
Walt Disney Co.	105,775	10,194,594
Total Entertainment		48,318,736
Interactive Media & Services — 9.9%
Alphabet Inc., Class A Shares	211,765	60,895,144
Alphabet Inc., Class C Shares	61,713	17,702,991
Meta Platforms Inc., Class A Shares	56,531	32,343,081
Total Interactive Media & Services		110,941,216
Wireless Telecommunication Services — 0.8%
T-Mobile US Inc.	42,536	8,933,836

Total Communication Services		168,193,788
Consumer Discretionary — 5.9%
Automobiles — 0.7%
Tesla Inc.	21,791	8,100,804 *
Broadline Retail — 2.9%
Amazon.com Inc.	157,350	32,771,284 *
Specialty Retail — 2.3%
TJX Cos. Inc.	156,197	24,944,661

Total Consumer Discretionary		65,816,749
Consumer Staples — 5.6%
Beverages — 1.2%
Coca-Cola Co.	181,282	13,786,496
Consumer Staples Distribution & Retail — 2.7%
BJ’s Wholesale Club Holdings Inc.	67,773	6,670,219 *
Walmart Inc.	188,032	23,368,617
Total Consumer Staples Distribution & Retail		30,038,836
Household Products — 1.7%
Procter & Gamble Co.	131,193	18,949,517

Total Consumer Staples		62,774,849
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	50,892	10,529,555
EQT Corp.	105,213	6,695,755
Exxon Mobil Corp.	131,397	22,292,815
Kinder Morgan Inc.	326,724	10,955,056

Total Energy		50,473,181
Financials — 12.3%
Banks — 4.4%
Bank of America Corp.	389,147	18,970,916
JPMorgan Chase & Co.	102,633	30,190,524
Total Banks		49,161,440
Capital Markets — 1.4%
CME Group Inc.	20,219	5,971,682
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — continued
Intercontinental Exchange Inc.	60,746	$9,554,131
Total Capital Markets		15,525,813
Financial Services — 3.8%
Berkshire Hathaway Inc., Class A Shares	33	23,698,620 *
Visa Inc., Class A Shares	64,206	19,405,621
Total Financial Services		43,104,241
Insurance — 2.7%
Marsh & McLennan Cos. Inc.	59,058	10,243,610
Travelers Cos. Inc.	69,421	20,248,717
Total Insurance		30,492,327

Total Financials		138,283,821
Health Care — 8.4%
Biotechnology — 0.7%
AbbVie Inc.	35,600	7,742,644
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.	83,621	5,247,218 *
Stryker Corp.	35,122	11,540,738
Total Health Care Equipment & Supplies		16,787,956
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific Inc.	32,222	15,838,080
Pharmaceuticals — 4.8%
Eli Lilly & Co.	28,885	26,567,556
Johnson & Johnson	109,875	26,857,845
Total Pharmaceuticals		53,425,401

Total Health Care		93,794,081
Industrials — 11.5%
Aerospace & Defense — 3.6%
Boeing Co.	78,162	15,556,583 *
L3Harris Technologies Inc.	19,961	6,889,539
RTX Corp.	94,243	18,179,475
Total Aerospace & Defense		40,625,597
Commercial Services & Supplies — 1.5%
Waste Management Inc.	75,350	17,314,677
Electrical Equipment — 3.3%
Eaton Corp. PLC	64,169	22,951,326
Emerson Electric Co.	103,902	13,613,240
Total Electrical Equipment		36,564,566
Ground Transportation — 0.7%
Union Pacific Corp.	29,789	7,227,407
Industrial Conglomerates — 1.2%
Honeywell International Inc.	61,075	13,804,782
Professional Services — 0.7%
Automatic Data Processing Inc.	36,653	7,447,157
Trading Companies & Distributors — 0.5%
Ferguson Enterprises Inc.	24,716	5,765,254

Total Industrials		128,749,440
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report

 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Information Technology — 26.2%
Communications Equipment — 0.9%
	Arista Networks Inc.	80,394	$9,870,775 *
Semiconductors & Semiconductor Equipment — 13.7%
	ASM International NV, Registered Shares	12,889	9,716,759
	ASML Holding NV, Registered Shares	16,219	21,422,542
	Broadcom Inc.	103,636	32,076,378
	NVIDIA Corp.	517,304	90,217,818
Total Semiconductors & Semiconductor Equipment			153,433,497
Software — 6.8%
	Microsoft Corp.	187,700	69,480,909
	Palo Alto Networks Inc.	43,709	7,007,427 *
Total Software			76,488,336
Technology Hardware, Storage & Peripherals — 4.8%
	Apple Inc.	213,991	54,308,776

Total Information Technology			294,101,384
Materials — 5.2%
Chemicals — 3.3%
	Ecolab Inc.	32,518	8,650,438
	Linde PLC	39,720	19,691,587
	Sherwin-Williams Co.	24,148	7,740,642
	Solstice Advanced Materials Inc.	20,705	1,576,893
Total Chemicals			37,659,560
Construction Materials — 1.6%
	Vulcan Materials Co.	65,225	17,760,767
Containers & Packaging — 0.3%
	International Paper Co.	92,329	3,296,145

Total Materials			58,716,472
Real Estate — 0.8%
Specialized REITs — 0.8%
	American Tower Corp.	50,770	8,761,886

Utilities — 2.0%
Electric Utilities — 1.4%
	Entergy Corp.	140,245	15,757,928
Multi-Utilities — 0.6%
	WEC Energy Group Inc.	60,380	6,990,193

Total Utilities			22,748,121
Total Investments before Short-Term Investments (Cost — $427,594,772)			1,092,413,772
	Rate
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.508%	13,946,739	13,946,739 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.578%	13,946,739	13,946,739 (a)(b)

Total Short-Term Investments (Cost — $27,893,478)			27,893,478
Total Investments — 99.9% (Cost — $455,488,250)			1,120,307,250
Other Assets in Excess of Liabilities — 0.1%			1,439,730
Total Net Assets — 100.0%			$1,121,746,980

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Appreciation Portfolio
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2026, the total market value of investments in Affiliated Companies was $13,946,739 and the cost was $13,946,739 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,092,413,772	—	—	$1,092,413,772
Short-Term Investments†	27,893,478	—	—	27,893,478
Total Investments	$1,120,307,250	—	—	$1,120,307,250

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,025,487	$17,599,600	17,599,600	$12,678,348	12,678,348

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$76,155	—	$13,946,739

ClearBridge Variable Appreciation Portfolio 2026 Quarterly Report